Accounts and notes receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts and notes and other receivables
18.	Accounts and notes receivable

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Accounts receivable	4,747,834	4,454,255
Notes receivable	1,595	765
Less: Loss allowance	(2,141)	(1,351)

	4,747,288	4,453,669

a)
The Group’s credit term granted to customers is 30~90 days. Receivables do not bear interest. The loss allowance is determined based on the credit quality of customers. Information relating to credit risk is provided in Note 33.

b)	The aging analysis of accounts and notes receivable based on past due date is as follows:

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current	4,596,895	4,440,846
Within 1 month	18,807	13,733
1 – 2 months	131,787	441
2 – 3 months	1,436	—
3 – 4 months	180	—
Over 4 months	324	—

	4,749,429	4,455,020

c)
As of December 31, 2018 and 2019, accounts receivable were all from contracts with customers. And as of January 1, 2018, the balance of accounts receivable from contracts with customers was NT$4,013,705 thousand.

d)
Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’ maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.

e)	No accounts and notes receivable of the Group were pledged to others.